Shareholders' Equity - Additional Information (Detail) - $ / shares	6 Months Ended
	Dec. 31, 2020	Jul. 10, 2020
Class of Stock [Line Items]
Preferred stock shares authorised	1,000,000
Preferred stock par or stated value per share	$ 0.0001
Preferred stock shares issued	0
Preferred stock shares outstanding	0
Warrants or rights term	5 years
Percentage Of The Market Value [Member]
Class of Stock [Line Items]
Exercise price of warrants percentage	115.00%
Percentage Of The Newly Issued Price [Member]
Class of Stock [Line Items]
Exercise price of warrants percentage	115.00%
Triggering Share Price One [Member]
Class of Stock [Line Items]
Share price	$ 18.00	$ 18.00
Warrants redemption price	0.01
Triggering Share Price Two [Member]
Class of Stock [Line Items]
Share price	10.00	$ 10.00
Warrants redemption price	$ 0.10
Common Class A [Member]
Class of Stock [Line Items]
Common stock shares authorised	200,000,000
Common stock par or stated value per share	$ 0.0001
Common stock shares issued	2,914,192
Common stock shares outstanding	2,914,192
Temporary equity shares outstanding	66,085,808
Common stock shares description of voting rights	one vote
Common Class A [Member] | Percentage Of The Market Value [Member]
Class of Stock [Line Items]
Redemption trigger share price percentage	180.00%
Common Class A [Member] | Percentage Of The Newly Issued Price [Member]
Class of Stock [Line Items]
Redemption trigger share price percentage	180.00%
Common Class A [Member] | Founder Shares [Member]
Class of Stock [Line Items]
Percentage of common stock outstanding	20.00%
Common Class A [Member] | Founder Shares [Member] | Event Triggering Warrant Price Adjustment [Member]
Class of Stock [Line Items]
Sale of stock issue price per share	$ 9.20
Percentage of the total gross proceeds from equity issuances for business combination	60.00%
Volume weighted average trading price of ordinary shares	$ 9.20
Common Class B [Member]
Class of Stock [Line Items]
Common stock shares authorised	20,000,000
Common stock par or stated value per share	$ 0.0001
Common stock shares issued	17,250,000
Common stock shares outstanding	17,250,000
Common stock shares description of voting rights	one vote